DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED TAX ASSETS AND LIABILITIES
Schedule of deferred tax assets and liabilities

	Assets		Liabilities
	December 31,		December 31,
	2020	2021	2020	2021
	RMB	RMB	RMB	RMB
Receivables and inventories	2,411	3,763	—	—
Payables	1,286	2,858	—	—
Cash flow hedges	1,790	258	(4,420)	(2,709)
Property, plant and equipment	15,793	16,777	(13,415)	(15,037)
Tax losses carried forward	13,322	4,749	—	—
Financial assets at fair value through other comprehensive income	127	127	(11)	(9)
Intangible assets	869	1,008	(517)	(492)
Others	371	1,056	(676)	(870)
Deferred tax assets/(liabilities)	35,969	30,596	(19,039)	(19,117)

Schedule of consolidated elimination amount between deferred tax assets and liabilities

	December 31,
	2020	2021
	RMB	RMB

Deferred tax assets	10,915	11,207
Deferred tax liabilities	10,915	11,207

Schedule of deferred tax assets and liabilities after the consolidated elimination adjustments

	December 31,
	2020	2021
	RMB	RMB

Deferred tax assets	25,054	19,389
Deferred tax liabilities	8,124	7,910

Schedule of movements in the deferred tax assets and liabilities

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	statement of	comprehensive		from	December 31,
	2019	income	income	Others	reserve	2019
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,563	(17)	—	—	—	2,546
Payables	1,808	(667)	—	1	—	1,142
Cash flow hedges	1,104	73	(1,195)	—	(250)	(268)
Property, plant and equipment	6,761	(2,575)	(39)	(1)	—	4,146
Tax losses carried forward	3,709	(151)	38	(2)	—	3,594
Financial assets at fair value through other comprehensive income	116	—	8	—	—	124
Intangible assets	(61)	148	—	—	—	87
Others	(254)	(196)	(49)	(65)	—	(564)
Net deferred tax assets/(liabilities)	15,746	(3,385)	(1,237)	(67)	(250)	10,807

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	statement of	comprehensive		from	December 31,
	2020	income	income	Others	reserve	2020
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,546	(122)	(12)	(1)	—	2,411
Payables	1,142	144	—	—	—	1,286
Cash flow hedges	(268)	(42)	(2,316)	—	(4)	(2,630)
Property, plant and equipment	4,146	(2,244)	127	349	—	2,378
Tax losses carried forward	3,594	9,960	(84)	(148)	—	13,322
Financial assets at fair value through other comprehensive income	124	(4)	(4)	—	—	116
Intangible assets	87	19	—	246	—	352
Others	(564)	162	24	73	—	(305)
Net deferred tax assets/(liabilities)	10,807	7,873	(2,265)	519	(4)	16,930

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	statement of	comprehensive		from	December 31,
	2021	income	income	Others	reserve	2021
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,411	1,378	(26)	—	—	3,763
Payables	1,286	1,572	—	—	—	2,858
Cash flow hedges	(2,630)	(203)	(5,499)	—	5,881	(2,451)
Property, plant and equipment	2,378	(1,004)	41	325	—	1,740
Tax losses carried forward	13,322	(8,554)	(19)	—	—	4,749
Financial assets at fair value through other comprehensive income	116	—	2	—	—	118
Intangible assets	352	63	—	101	—	516
Others	(305)	490	(3)	4	—	186
Net deferred tax assets/(liabilities)	16,930	(6,258)	(5,504)	430	5,881	11,479